Earnings Per Share (Earnings Per Share) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income available to common stockholders	$ 3,948	$ 3,810	$ 3,696	$ 4,347	$ 4,970	$ 3,831	$ 2,395	$ 4,186	$ 3,381	$ 8,896	$ 9,317	$ 16,823	$ 13,793	$ 12,074
Weighted average shares outstanding-basic	38,512,169			40,599,400						38,579,475	40,848,467	40,068,991	41,387,106	42,405,774
Effect of non-vested restricted stock and stock options outstanding	451,952			381,291						473,643	411,566	446,254	281,900	126,794
Weighted average shares outstanding-diluted	38,964,121			40,980,691						39,053,118	41,260,033	40,515,245	41,669,006	42,532,568
Earnings per share-basic	$ 0.10			$ 0.11						$ 0.23	$ 0.23	$ 0.42	$ 0.33	$ 0.28
Earnings per share-diluted	$ 0.10			$ 0.11						$ 0.23	$ 0.23	$ 0.42	$ 0.33	$ 0.28